LVIP T. Rowe Price Growth Stock Fund
Schedule of Investments
March 31, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–97.70%
Aerospace & Defense–4.66%
Boeing	150,911	$ 57,560,474
Northrop Grumman	43,541	11,738,653
		69,299,127
Auto Components–0.99%
Aptiv	185,454	14,741,738
		14,741,738
Automobiles–0.83%
Ferrari	92,530	12,380,514
		12,380,514
Biotechnology–2.09%
†Alexion Pharmaceuticals	60,101	8,124,453
†Vertex Pharmaceuticals	124,727	22,943,532
		31,067,985
Capital Markets–3.50%
Charles Schwab	366,263	15,661,406
Intercontinental Exchange	118,100	8,992,134
Morgan Stanley	182,195	7,688,629
S&P Global Inc	11,750	2,473,962
TD Ameritrade Holding	346,126	17,302,839
		52,118,970
Chemicals–0.59%
DowDuPont	163,391	8,710,374
		8,710,374
Electric Utilities–0.69%
NextEra Energy	52,877	10,222,182
		10,222,182
Equity Real Estate Investment Trusts–0.48%
Crown Castle International	55,504	7,104,512
		7,104,512
Health Care Equipment & Supplies–5.52%
Becton Dickinson & Co.	109,934	27,453,817
†Intuitive Surgical	41,848	23,877,632
Stryker	155,467	30,707,842
		82,039,291
Health Care Providers & Services–7.06%
Anthem	72,263	20,738,036
†Centene	194,154	10,309,577
Cigna	99,290	15,967,818
HCA Healthcare	54,670	7,127,875
Humana	17,297	4,601,002
UnitedHealth Group	147,738	36,529,698
†WellCare Health Plans	35,974	9,703,986
		104,977,992
Hotels, Restaurants & Leisure–2.68%
Las Vegas Sands	167,673	10,221,346
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
McDonald's	51,153	$ 9,713,955
MGM Resorts International	280,011	7,185,082
Wynn Resorts	107,350	12,809,002
		39,929,385
Household Durables–0.40%
†NVR	2,163	5,985,021
		5,985,021
Industrial Conglomerates–1.75%
Honeywell International	44,900	7,135,508
Roper Technologies	55,134	18,854,174
		25,989,682
Insurance–0.71%
Chubb	74,898	10,491,712
		10,491,712
Interactive Media & Services–14.12%
†Alphabet Class A	38,840	45,710,408
†Alphabet Class C	37,813	44,366,371
†Facebook Class A	467,531	77,932,742
†InterActiveCorp	45,643	9,590,051
Tencent Holdings	705,700	32,453,579
		210,053,151
Internet & Direct Marketing Retail–14.04%
†Alibaba Group Holding ADR	170,795	31,161,548
†Amazon.com	72,902	129,820,237
†Booking Holdings	10,766	18,785,701
†MercadoLibre	7,644	3,881,088
†Netflix	70,249	25,047,983
=†πUber Technologies Class A	2,164	105,538
		208,802,095
IT Services–10.90%
Fidelity National Information Services	100,900	11,411,790
†Fiserv	148,367	13,097,839
Mastercard Class A	188,459	44,372,672
†PayPal Holdings	159,302	16,541,920
Visa Class A	334,002	52,167,772
†Worldpay Class A	216,109	24,528,371
		162,120,364
Machinery–1.59%
Fortive	182,376	15,299,523
Wabtec	114,296	8,425,901
		23,725,424
LVIP T. Rowe Price Growth Stock Fund–1

LVIP T. Rowe Price Growth Stock Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media–1.23%
Walt Disney	165,197	$ 18,341,823
		18,341,823
Multiline Retail–1.73%
Dollar General	43,950	5,243,235
†Dollar Tree	118,844	12,483,374
Dollarama	298,174	7,954,430
		25,681,039
Multi-Utilities–0.84%
Sempra Energy	99,424	12,513,505
		12,513,505
Pharmaceuticals–0.29%
†Elanco Animal Health	19,844	636,397
Eli Lilly & Co.	27,949	3,626,662
		4,263,059
Professional Services–1.39%
Equifax	59,539	7,055,372
TransUnion	204,295	13,655,078
=†πWework Companies Class A	681	34,935
		20,745,385
Semiconductors & Semiconductor Equipment–1.88%
ASML Holding (New York shares)	64,094	12,052,877
NVIDIA	88,886	15,960,370
		28,013,247
Software–14.70%
†Electronic Arts	126,002	12,805,583
Intuit	89,220	23,323,000
Microsoft	661,346	77,999,147
†Red Hat	82,254	15,027,806
†salesforce.com	119,754	18,965,441
†ServiceNow	37,462	9,234,009
†Splunk	91,183	11,361,402
Symantec	858,093	19,727,558
†VMware Class A	84,851	15,316,454
†Workday Class A	76,798	14,810,494
		218,570,894
Technology Hardware, Storage & Peripherals–0.74%
Apple	57,736	10,966,953
		10,966,953
Textiles, Apparel & Luxury Goods–1.09%
NIKE Class B	192,171	16,182,720
		16,182,720
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Tobacco–1.21%
Philip Morris International	203,053	$ 17,947,855
		17,947,855
Total Common Stock (Cost $916,049,067)		1,452,985,999
CONVERTIBLE PREFERRED STOCKS–1.01%
=†πAirbnb Series D	14,304	1,659,836
=†πAirbnb Series E	14,245	1,652,990
=†πAnt International Class C	747,330	4,192,521
=†πAurora Innovation	12,884	1,190,520
=†πMagic Leap Series C	47,862	1,292,274
=†πMagic Leap Series D	43,618	1,177,686
=†πUber Technologies Series E	95	4,633
=†πUber Technologies Series C-2	177	8,632
=†πUber Technologies Series A	308	15,021
=†πUber Technologies	789	38,480
=†πUber Technologies Series B	827	40,333
=†πUber Technologies Series C-3	2	98
=†πUber Technologies Series C-1	219	10,681
=†πUber Technologies Series D	197	9,608
=†πUber Technologies Series G	34,107	1,663,398
=†πUber Technologies Series G-1	474	23,117
=†πWeWork Companies Series E	17,187	881,693
=†πXiaoju Kuaizhi Series A	26,379	1,265,928
Total Convertible Preferred Stocks (Cost $12,633,144)		15,127,449

MONEY MARKET FUND–1.19%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.39%)	17,669,431	17,669,431
Total Money Market Fund (Cost $17,669,431)		17,669,431

TOTAL INVESTMENTS–99.90% (Cost $946,351,642)	1,485,782,879
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.10%	1,445,786
NET ASSETS APPLICABLE TO 32,398,513 SHARES OUTSTANDING–100.00%	$1,487,228,665

LVIP T. Rowe Price Growth Stock Fund–2

LVIP T. Rowe Price Growth Stock Fund
Schedule of Investments (continued)

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2019, the aggregate value of restricted securities was $15,267,922, which represented 1.03% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Airbnb Series D	4/16/2014	$582,359	$1,659,836
Airbnb Series E	7/14/2015	1,326,130	1,652,990
Ant International Class C	6/7/2018	4,192,521	4,192,521
Aurora Innovation	3/1/2019	1,190,520	1,190,520
Magic Leap Series C	1/20/2016	1,102,406	1,292,274
Magic Leap Series D	10/12/2017	1,177,686	1,177,686
Uber Technologies	1/16/2018	26,013	38,480
Uber Technologies Class A	1/16/2018	71,345	105,538
Uber Technologies Series A	1/16/2018	10,154	15,021
Uber Technologies Series B	1/16/2018	27,265	40,333
Uber Technologies Series C-1	1/16/2018	7,220	10,681
Uber Technologies Series C-2	1/16/2018	5,836	8,632
Uber Technologies Series C-3	1/16/2018	66	98
Uber Technologies Series D	1/16/2018	6,495	9,608
Uber Technologies Series E	1/16/2018	3,132	4,633
Uber Technologies Series G	12/3/2015	1,663,473	1,663,398
Uber Technologies Series G-1	1/16/2018	23,118	23,117
Wework Companies Class A	6/23/2015	22,398	34,935
WeWork Companies Series E	6/23/2015	565,274	881,693
Xiaoju Kuaizhi Series A	10/19/2015	723,476	1,265,928
Total		$12,726,887	$15,267,922

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP T. Rowe Price Growth Stock Fund–3

LVIP T. Rowe Price Growth Stock Fund
Notes
March 31, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP T. Rowe Price Growth Stock Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP T. Rowe Price Growth Stock Fund–4

LVIP T. Rowe Price Growth Stock Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$69,299,127	$—	$—	$69,299,127
Auto Components	14,741,738	—	—	14,741,738
Automobiles	12,380,514	—	—	12,380,514
Biotechnology	31,067,985	—	—	31,067,985
Capital Markets	52,118,970	—	—	52,118,970
Chemicals	—	8,710,374	—	8,710,374
Electric Utilities	10,222,182	—	—	10,222,182
Equity Real Estate Investment Trusts	7,104,512	—	—	7,104,512
Health Care Equipment & Supplies	82,039,291	—	—	82,039,291
Health Care Providers & Services	104,977,992	—	—	104,977,992
Hotels, Restaurants & Leisure	39,929,385	—	—	39,929,385
Household Durables	5,985,021	—	—	5,985,021
Industrial Conglomerates	25,989,682	—	—	25,989,682
Insurance	10,491,712	—	—	10,491,712
Interactive Media & Services	177,599,572	32,453,579	—	210,053,151
Internet & Direct Marketing Retail	208,696,557	—	105,538	208,802,095
IT Services	162,120,364	—	—	162,120,364
Machinery	23,725,424	—	—	23,725,424
Media	18,341,823	—	—	18,341,823
Multiline Retail	25,681,039	—	—	25,681,039
Multi-Utilities	12,513,505	—	—	12,513,505
Pharmaceuticals	4,263,059	—	—	4,263,059
Professional Services	20,710,450	—	34,935	20,745,385
Semiconductors & Semiconductor Equipment	28,013,247	—	—	28,013,247
Software	218,570,894	—	—	218,570,894
Technology Hardware, Storage & Peripherals	10,966,953	—	—	10,966,953
Textiles, Apparel & Luxury Goods	16,182,720	—	—	16,182,720
Tobacco	17,947,855	—	—	17,947,855
Convertible Preferred Stocks	—	—	15,127,449	15,127,449
Money Market Fund	17,669,431	—	—	17,669,431
Total Investments	$1,429,351,004	$41,163,953	$15,267,922	$1,485,782,879
During the period ended March 31, 2019, there were no material transfers to or from Level 3 investments.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Common Stock	Convertible Preferred Stock	Total
Balance as of 12/31/18	$140,821	$13,634,020	$13,774,841
Reclassifications	—	—	—
Purchases	22,398	7,748,964	7,771,362
Sales	(22,398)	(6,558,444)	(6,580,842)
Transfer In	—	—	—
Transfer Out	—	—	—
Accretion/(amortization)	—	—	—
Net realized gain	—	—	—
Net change in unrealized appreciation (depreciation)	(348)	302,909	302,561
Balance as of 03/31/19	$140,473	$15,127,449	$15,267,922
Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 03/31/19	$12,537	$1,517,278	$1,529,815
LVIP T. Rowe Price Growth Stock Fund–5

LVIP T. Rowe Price Growth Stock Fund
Notes (continued)
 2. Investments (continued)
We did not present a table including the quantitative information about significant unobservable inputs used in Level 3 fair value measurements as all unobservable Level 3 measurements were provided by third parties without adjustments as of March 31, 2019.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of March 31, 2019, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP T. Rowe Price Growth Stock Fund–6